Income Taxes Effective Income Tax Rate (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%	35.00%	35.00%
Increase (decrease) in tax rate resulting from:
State income taxes (net of federal income tax benefit)			1.70%	1.80%	1.50%
Foreign income taxed at lower rate than U.S. statutory rate			(4.70%)	(4.60%)	(5.90%)
Separation related adjustments for final resolution of uncertain tax positions			(1.90%)	0.00%	0.00%
Research and experimentation credits, federal domestic production deductions and other			(3.00%)	(0.20%)	0.30%
Effective income tax rate	26.70%	30.80%	27.10%	32.00%	30.90%